Contract balances (Details 2) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Statement [Line Items]
Balance as of April 1, 2022	₨ 3,590,019	₨ 2,307,213
Less: Revenue recognized during the period	(1,702,548)	(1,490,312)
Add: Invoiced during the period but revenue not recognized	2,420,931	2,773,921
Add: Translation gain or (loss)	(11,961)	(869)
Balance as at March 31, 2023	₨ 4,296,441	₨ 3,589,953